COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.          COMMITMENTS AND CONTINGENCIES

(a)  Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates.  Total rental expense under all operating leases was RMB3,116,000, RMB3,917,000 and RMB5,626,000 (US$894,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2011
	RMB’000	US$’000

2012	3,263	518
2013	1,753	279
2014	1,014	161

	6,030	958

(b)  Purchase Commitments

As of December 31, 2011, the Company had outstanding purchase commitments in relation to bandwidth of RMB 96,492,000 (US$15,331,000).